Vessel Operating and Voyage Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Voyage Expenses [Abstract]
Brokerage commissions	$ 320,164	$ 312,605	$ 137,344
Brokerage commissions - related party	641,813	418,070	279,719
Port & other expenses	287,538	273,152	422,115
Bunkers consumption	57,775	589,412	1,659,761
Loss on bunkers	0	1,512	6,213
Total Voyage expenses	1,307,290	1,594,751	2,505,152
Vessel Operating Expenses [Abstract]
Crew & crew related costs	5,849,156	6,169,695	5,322,589
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	1,581,057	1,514,348	1,910,363
Lubricants	182,080	221,788	316,672
Insurance	377,459	412,407	373,244
Tonnage taxes	70,825	66,392	59,300
Other	1,019,261	915,769	1,410,792
Total Vessel operating expenses	$ 9,079,838	$ 9,300,399	$ 9,392,960